Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 3,300	€ 3,233		€ 2,761
Total Research and development costs	5,619	5,200	[1]	4,487	[1]
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	2,193	1,889		1,575
Impairment and write-off of capitalized development expenditures	€ 126	€ 78		€ 151

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information